Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock Subscribed [Member]	Common Stock Subscribed [Member] Previously Reported [Member]	Subscription Receivable [Member]	Subscription Receivable [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Balance at Jun. 30, 2022	$ 997,486		$ 580,563		$ (1,193,000)		$ 9,850,605		$ (1,254,011)		$ 8,981,643
Balance, shares at Jun. 30, 2022	157,804,875
Shares issued for professional services	$ 4,755						107,802				112,557
Shares issued for professional services, shares	475,387
Shares issued	$ 1,000						99,000				100,000
Shares issued, shares	100,000
Restricted Stock awards	$ 1,000,000										1,000,000
Restricted Stock awards, shares	100,000,000
Shares subscribed adjustment on acquisition	$ 516,530		(568,633)				(212,897)				(265,000)
Shares subscribed adjustment on acquisition, shares	(5,210,209)
Decrease in subscriptions	$ 2,500		(2,500)		250,000						250,000
Net income (loss)									(4,295,446)		(4,295,446)	$ (4,295,446)
Balance at Jun. 30, 2023	$ 2,522,271		9,430		(943,000)		9,844,510		(5,549,457)		5,883,754	5,883,754
Balance, shares at Jun. 30, 2023	253,170,053
Net income (loss)									(3,531,828)		(3,531,828)
Balance at Sep. 30, 2023	$ 2,522,271		9,430		(943,000)		9,844,510		(9,081,285)		2,351,926
Balance, shares at Sep. 30, 2023	253,170,053
Balance at Jun. 30, 2023	$ 2,522,271		9,430		(943,000)		9,844,510		(5,549,457)		5,883,754	5,883,754
Balance, shares at Jun. 30, 2023	253,170,053
Shares issued for professional services	$ 35,891						882,456				$ 918,348
Shares issued for professional services, shares	3,589,239										3,589,239
Shares issued	$ 1,000,000										$ 1,000,000
Shares issued, shares	100,000,000
Net income (loss)										$ (7,093,476)	(7,056,911)	(7,093,476)
Directors’ Equity Compensation	$ 281,423						6,657,907				6,939,330
Directors' Equity Compensation, shares	28,142,306
Additional paid in capital BCF							1,100,000				1,100,000
Balance at Jun. 30, 2024	$ 3,839,585	3,839,585	9,430	9,430	(943,000)	(943,000)	(17,384,874)	18,484,874	(12,606,368)	(12,642,933)	7,684,521	8,747,956
Balance, shares at Jun. 30, 2024	384,901,598
Balance at Jun. 29, 2024	$ 3,839,585		9,430		(943,000)		18,484,874		(12,642,933)		8,747,956
Balance, shares at Jun. 29, 2024	384,901,598
Retrospective adjustment from adoption of ASU 2020-06 | Accounting Standards Update 2020-06 [Member]							(1,100,000)
Net income adjustment due to adoption of ASU 2020-06 | Accounting Standards Update 2020-06 [Member]									36,565
Balance at Jun. 30, 2024	$ 3,839,585	$ 3,839,585	9,430	$ 9,430	(943,000)	$ (943,000)	(17,384,874)	$ 18,484,874	(12,606,368)	$ (12,642,933)	7,684,521	$ 8,747,956
Balance, shares at Jun. 30, 2024	384,901,598
Shares issued for professional services	$ 376						15,295				15,671
Shares issued for professional services, shares	37,456
Shares issued	$ 15,671
Shares issued, shares	37,456
Net income (loss)									(694,074)		(694,074)
Balance at Sep. 30, 2024	$ 3,839,961		$ 9,430		$ (943,000)		$ 17,400,169		$ (13,300,442)		$ 7,006,118
Balance, shares at Sep. 30, 2024	384,939,054